Commitments and Contingencies (Details) - Schedule of Right-of-Use Assets Over the Remaining Lease $ in Thousands	Jun. 30, 2024 USD ($)
Schedule of Operating Lease Liabilities [Abstract]
2024	$ 176
2025	302
2026	232
2027	143
Total undiscounted lease payment	853
Less: Interest	(100)	[1]
Present value of lease liabilities	$ 753

[1]	Future lease payments were discounted by 7.98%-15.04% interest rate.